RELATED PARTY TRANSACTIONS (Results of Operations of Equity Method Investments) (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income (loss) from equity method investments		$ 11,605	$ 12,412	$ 49,329	$ 41,355	$ 40,894
Parent Company [Member]
Income (loss) from equity method investments				250,929	50,741	(585,355)
OSG Bulk Ships, Inc (OBS) [Member] | Parent Company [Member]
Income (loss) from equity method investments	[1]			69,962	69,560	116,188
OSG Financial Corp. [Member] | Parent Company [Member]
Income (loss) from equity method investments				53		(171)
OSG International, Inc (OIN) [Member] | Parent Company [Member]
Income (loss) from equity method investments	[2],[3]			$ 180,915	(19,019)	$ (666,690)
Equity method investment, ownership percentage						87.46%
OSG International, Inc (OIN) [Member] | Edindun Shipping Corp. [Member].
Equity method investment, ownership percentage						10.46%
OSG International, Inc (OIN) [Member] | OSG Bulk Ships, Inc (OBS) [Member]
Equity method investment, ownership percentage						2.05%
OSG International, Inc (OIN) [Member] | OSG Ship Management, Inc. [Member]
Equity method investment, ownership percentage						0.03%
Tankers International LLC [Member] | Parent Company [Member]
Income (loss) from equity method investments	[2]				$ 200	$ (215)
OSG Ship Management, Inc. [Member] | Parent Company [Member]
Income (loss) from equity method investments	[1]					$ (34,467)

[1]	OSG Ship Management, Inc. is wholly owned by OSG Bulk Ships as of December 31, 2015 and 2014.
[2]	In 2014, in connection with the plan of reorganization, Tankers International LLC, a joint venture in which the Parent owned a less than 50% interest, was transferred to OSG International, Inc.
[3]	The equity in the loss of OSG International, Inc. in 2013 includes both the 87.46% owned directly by the Parent and the amounts owned indirectly as follows:10.46% owned by Edindun Shipping Corporation; 2.05% owned by OSG Bulk Ships, Inc.; and 0.03% owned by OSG Ship Management, Inc.